Other Accounts Payable	12 Months Ended
Dec. 31, 2022
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE	NOTE 5 - OTHER ACCOUNTS PAYABLE
	December 31,
	2022	2021

Employees and related expenses	$824	$828
Accrued expenses	208	199
Deferred revenues (*)	—	87
	$1,032	$1,114

(*)	See also Note 6H below.